Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,655,285,110.63	44,049		54.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$360,000,000.00	3.877%		September 15, 2027
Class A-2a Notes	$428,000,000.00	4.14%		April 15, 2029
Class A-2b Notes	$100,000,000.00	3.96850%	*	April 15, 2029
Class A-3 Notes	$528,000,000.00	4.39%		February 15, 2031
Class A-4 Notes	$84,000,000.00	4.47%		July 15, 2032
Class B Notes	$47,400,000.00	4.66%		July 15, 2032
Class C Notes	$31,560,000.00	0.00%		December 15, 2033
Total	$1,578,960,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,319,651.28

Principal:
Principal Collections	$32,863,461.02
Prepayments in Full	$15,612,675.20
Liquidation Proceeds	$331,187.95
Recoveries	$0.00
Sub Total	$48,807,324.17
Collections	$55,126,975.45

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,126,975.45

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,126,975.45
Servicing Fee	$1,245,684.43	$1,245,684.43	$0.00	$0.00	$53,881,291.02
Interest - Class A-1 Notes	$637,510.69	$637,510.69	$0.00	$0.00	$53,243,780.33
Interest - Class A-2a Notes	$1,476,600.00	$1,476,600.00	$0.00	$0.00	$51,767,180.33
Interest - Class A-2b Notes	$330,708.33	$330,708.33	$0.00	$0.00	$51,436,472.00
Interest - Class A-3 Notes	$1,931,600.00	$1,931,600.00	$0.00	$0.00	$49,504,872.00
Interest - Class A-4 Notes	$312,900.00	$312,900.00	$0.00	$0.00	$49,191,972.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,191,972.00
Interest - Class B Notes	$184,070.00	$184,070.00	$0.00	$0.00	$49,007,902.00
Second Priority Principal Payment	$4,165,972.48	$4,165,972.48	$0.00	$0.00	$44,841,929.52
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,841,929.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,841,929.52
Regular Principal Payment	$193,154,850.23	$44,841,929.52	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,126,975.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,165,972.48
Regular Principal Payment					$44,841,929.52
Total					$49,007,902.00

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,007,902.00	$136.13	$637,510.69	$1.77	$49,645,412.69	$137.90
Class A-2a Notes	$0.00	$0.00	$1,476,600.00	$3.45	$1,476,600.00	$3.45
Class A-2b Notes	$0.00	$0.00	$330,708.33	$3.31	$330,708.33	$3.31
Class A-3 Notes	$0.00	$0.00	$1,931,600.00	$3.66	$1,931,600.00	$3.66
Class A-4 Notes	$0.00	$0.00	$312,900.00	$3.73	$312,900.00	$3.73
Class B Notes	$0.00	$0.00	$184,070.00	$3.88	$184,070.00	$3.88
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$49,007,902.00	$31.04	$4,873,389.02	$3.09	$53,881,291.02	$34.13

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$197,320,822.71	0.5481134	$148,312,920.71	0.4119803
Class A-2a Notes	$428,000,000.00	1.0000000	$428,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$528,000,000.00	1.0000000	$528,000,000.00	1.0000000
Class A-4 Notes	$84,000,000.00	1.0000000	$84,000,000.00	1.0000000
Class B Notes	$47,400,000.00	1.0000000	$47,400,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,416,280,822.71	0.8969707	$1,367,272,920.71	0.8659326

Pool Information
Weighted Average APR	5.083%	5.087%
Weighted Average Remaining Term	52.59	51.86
Number of Receivables Outstanding	40,978	39,972
Pool Balance	$1,494,821,316.40	$1,445,557,941.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,427,094,217.34	$1,380,554,850.23
Pool Factor	0.9030597	0.8732985

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,433.49
Yield Supplement Overcollateralization Amount	$65,003,090.77
Targeted Overcollateralization Amount	$96,582,558.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,285,020.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,433.49
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,433.49
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,433.49

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$456,051.23
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$456,051.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3661%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0006%
Prior Collection Period			0.0699%
Current Collection Period			0.3722%
Four Month Average (Current and Prior Three Collection Periods)			0.1107%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		202	$545,699.17
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$545,699.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0330%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,701.48
Average Net Loss for Receivables that have experienced a Realized Loss			$2,701.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	166	$7,325,512.25
61-90 Days Delinquent	0.12%	37	$1,798,165.84
91-120 Days Delinquent	0.03%	8	$393,569.85
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.66%	211	$9,517,247.94

Repossession Inventory:
Repossessed in the Current Collection Period		13	$725,192.67
Total Repossessed Inventory		22	$1,152,659.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0381%
Prior Collection Period			0.0659%
Current Collection Period			0.1126%
Three Month Average			0.0722%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1516%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$3,589,856.47
2 Months Extended	128	$6,265,032.97
3+ Months Extended	20	$870,417.08

Total Receivables Extended	215	$10,725,306.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer